Significant related party transactions and balances - Due from related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Significant related party transactions and balances
Aggregate receivables	$ 9,054	$ 7,425	$ 3,026
Trade receivables, credit term on related party transactions	30 days	30 days
US$
Significant related party transactions and balances
Aggregate receivables	$ 6,050	$ 4,447	3,026
SGD
Significant related party transactions and balances
Aggregate receivables	74	48
HK$
Significant related party transactions and balances
Aggregate receivables	2,930	2,930
RigSec Technology Limited
Significant related party transactions and balances
Trade receivables			25
Gamma Digital Limited
Significant related party transactions and balances
Trade receivables	1	5
Lead Accelerating Limited
Significant related party transactions and balances
Trade receivables	930	4,108
AG Global Technology Limited Inc.
Significant related party transactions and balances
Trade receivables	25,447
Proton Fund SPC
Significant related party transactions and balances
Trade receivables			1
Amber AI Limited
Significant related party transactions and balances
Non-trade receivables		124
Amber Technologies Global Pte. Ltd
Significant related party transactions and balances
Non-trade receivables		47
Amber Technologies Service Pte. Ltd.
Significant related party transactions and balances
Non-trade receivables	74	66
WhaleFin Technologies Limited
Significant related party transactions and balances
Trade receivables			7,506
Non-trade receivables		1,657
WhaleFin Markets Limited
Significant related party transactions and balances
Non-trade receivables	5,503	5,501
Amber Custodian Services Ltd
Significant related party transactions and balances
Non-trade receivables	160	15
Amber Global Ltd
Significant related party transactions and balances
Non-trade receivables	15		$ 3,000
Amber Mega Ltd
Significant related party transactions and balances
Non-trade receivables		5
Axiom AI Limited
Significant related party transactions and balances
Trade receivables	97
Non-trade receivables	74
Amber Global Alpha Fund Management Limited
Significant related party transactions and balances
Trade receivables	34
Rigsec Technology Holding Limited
Significant related party transactions and balances
Non-trade receivables	$ 6
Amber Macro Holding Limited
Significant related party transactions and balances
Non-trade receivables		$ 5